PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE - CURRENT	12 Months Ended
Sep. 30, 2024
PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE - CURRENT
PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE - CURRENT

NOTE 4 – PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE - CURRENT

Our current prepayment, deposit and other receivable consisted of the following as of September 30, 2024 and 2023:

Accounts receivable consisted of the following as of September 30, 2024 and 2023:

	As of September 30,
	2024	2023
Advance to third parties*	$3,151,947	$—
Advance to investment escrow account	1,000,000	—
Others	505,067	383,413
Total	$4,657,014	$383,413

* Advance to third parties are short term in nature and are due on demand with no interest bearing.